Summary of Significant Accounting Policies - Additional Information (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands							12 Months Ended
		Oct. 01, 2018 INR (₨)	Oct. 01, 2018 USD ($)	Apr. 01, 2018 INR (₨)	Apr. 01, 2018 USD ($)	Oct. 06, 2016	Mar. 31, 2019 INR (₨) ₨ / shares MW shares	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($) MW shares	Nov. 30, 2018 $ / shares shares	Nov. 30, 2018 ₨ / shares shares	Apr. 01, 2018 USD ($)	Mar. 31, 2018 USD ($) shares
Schedule of Significant Accounting Policies [Line Items]
Stock split ratio						16
Foreign exchange conversion rate							69.16					69.16
Cash and cash equivalents							₨ 10,537,581		₨ 8,346,526		₨ 5,460,670	$ 152,365
Net cash flows used in investing activities							(26,031,226)	$ (376,391)	(18,048,123)		(18,625,339)
Realized gains from sale of available for sale securities							148,334	2,145	167,520		72,179
Proceeds from sale of available for sale securities							13,581,995	$ 196,385	12,499,038
Amortized cost of held to maturity investments							₨ 7,408		7,041			107
Maturity date of held to maturity investments							Feb. 03, 2020	Feb. 03, 2020
Allowance for doubtful accounts							₨ 40,208		128,559		44,478	581				$ 1,859
Property, plant and equipment, Depreciation methods							straight-line method	straight-line method
Depreciation and amortization							₨ 2,137,133	$ 30,901	1,882,451		1,046,565
Interest capitalized							467,170	6,755	383,884		256,802
Impairment of long-lived assets							0		0
Capital leases							0
Asset retirement obligations							665,146		356,649		242,980	9,617				5,157
Accretion expense							23,047	333	18,369		9,329
Depreciation expense							2,113,921	30,566	1,861,951		1,036,029
Amortization of debt financing costs							266,814	3,858	747,520		114,085
Carrying value of debt financing costs							850,715		827,539			12,298
Commitments paid							593,897	8,587
Contributions to Provident Fund							31,710	459	26,201		15,734
Current service costs for defined benefit plans							₨ 32,634	$ 472	23,145
Employee benefit eligibility criteria based on age							58 years	58 years
Current retirement benefit cost							₨ 10,727					155
Property, plant and equipment, net							83,444,529		56,580,700			1,206,543
Deferred revenue							₨ 1,899,219		₨ 1,500,376			$ 27,461				$ 21,694
Sale of Power, payment terms							payment within 30 to 60 days of sale	payment within 30 to 60 days of sale
Options | shares							1,493,237		1,058,237			1,493,237	692,507	692,507		1,058,237
Option exercise price | (per share)							₨ 726		₨ 690				$ 11.90	₨ 11.90
Non-controlling interest							₨ 267,512		₨ 1,157,912			$ 3,868
Less: Net (loss) / profit attributable to non-controlling interest	[1]						60,094	$ 869	(201,547)		(18,924)
150MW Punjab Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Consideration transferred upon purchase of additional equity interest							₨ 1,474,454	21,191
50MW Andhra Pradesh Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Consideration transferred upon purchase of additional equity interest									₨ 397,312
10MW Gujarat Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners							0.83%					0.83%
50MW Uttar Pradesh Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners							49.00%					49.00%
Azure Power India Private Limited [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners							0.01%					0.01%
150MW Punjab Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners							48.37%					48.37%
50MW Andhra Pradesh Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by parent									100.00%							100.00%
General and Administrative Expenses [Member]
Schedule of Significant Accounting Policies [Line Items]
Share based compensation expense							₨ 82,699	$ 1,196	₨ 25,060	$ 1,196	13,774
Solar Power Plant 1 [Member]
Schedule of Significant Accounting Policies [Line Items]
Capacity of solar power project | MW							50					50
Solar Power Plant 2 [Member]
Schedule of Significant Accounting Policies [Line Items]
Capacity of solar power project | MW							10					10
Purchase Agreement Term [Member]
Schedule of Significant Accounting Policies [Line Items]
Purchase Agreement Term							25 years	25 years
Asset Retirement Obligations (ARO) [Member]
Schedule of Significant Accounting Policies [Line Items]
Depreciation expense							₨ 10,243	$ 148	8,164		4,146
Change in Accounting Method Accounted for as Change in Estimate [Member]
Schedule of Significant Accounting Policies [Line Items]
Depreciation and amortization		₨ 267,390	$ 3,866
Minimum [Member]
Schedule of Significant Accounting Policies [Line Items]
Estimated useful lives							25 years	25 years
Employee benefit eligibility criteria based on age							40 years	40 years
Employee benefit eligibility criteria based on tenure							10 years	10 years
Maximum [Member]
Schedule of Significant Accounting Policies [Line Items]
Estimated useful lives							35 years	35 years
Accounting Standards Update 2016-18 [Member]
Schedule of Significant Accounting Policies [Line Items]
Net cash flows used in investing activities							₨ (26,742,882)	$ (386,681)	(15,772,167)		₨ (21,944,262)
ASC 606 [Member]
Schedule of Significant Accounting Policies [Line Items]
Cumulative adjustment to accumulated deficit, net of deferred tax effect				₨ 218,414	$ 3,158
Cumulative adjustment to accumulated deficit, deferred tax effect				99,461	$ 1,438
ASC 606 [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Schedule of Significant Accounting Policies [Line Items]
Property, plant and equipment, net				146,106											$ 2,113
Deferred revenue				₨ 415,778											$ 6,012
Term Deposits [Member]
Schedule of Significant Accounting Policies [Line Items]
Cash and cash equivalents							₨ 7,995,798		₨ 6,714,665			$ 115,613

[1]	Includes profit (loss) attributed to a Non-Controlling interest, which was purchased prior to March 31, 2019, refer Note 2(y).